Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates, judgments and assumptions. NuScale believes that the estimates, judgments and assumptions made when accounting for items and matters such as, but not limited to, depreciation, amortization, in-process research and development, asset valuations, equity-based compensation and contingencies are reasonable, based on information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements, as well as amounts reported on the statements of operations during the periods presented. Actual results could differ from those estimates.

Cash and cash equivalents	Cash and Cash Equivalents Cash and cash equivalents include demand deposits at financial institutions and short-term, highly liquid investments that satisfy the definition of cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts receivable includes reimbursement requests outstanding from the DOE awards and are recognized as eligible costs are incurred. At December 31, 2021, accounts receivable are presented net of $10,237 of related deferred DOE cost share liabilities that have the right of offset. No amounts were eligible to be offset at December 31, 2020. Reimbursement under the awards are included in Department of Energy Cost Share in the Statement of Operations.

In-process Research and Development

In-process Research and Development (“IPR&D”)

IPR&D represents incomplete research and development projects that had not reached technological feasibility as of their acquisition date in 2011. Due to the nature of IPR&D, the expected life is indefinite and it will be evaluated periodically for attainment of technological feasibility or impairment. Technological feasibility is established when an enterprise has completed all planning, designing, coding and testing activities that are necessary to establish that a product can be produced to meet its design specifications including functions, features and technical performance requirements. IPR&D was concluded to include both fundamental and defensive technologies comprised of OSU licensed and NuScale owned patented and unpatented technology and trade secrets. Such technologies are designed to work together in the operation of a nuclear power module.

The value assigned to IPR&D was determined by considering the Company’s development plan, estimating costs to develop the IPR&D into a commercially viable product, estimating the resulting net cash flows from the project when completed and discounting the net cash flows using a discount rate of 20% to their present value. The IPR&D is anticipated to begin generating cash flows in 2026 and is expected to contribute to all of the Company’s revenues for the foreseeable future after being placed in service.

IPR&D is amortized over its estimated useful life once technological feasibility is reached. As the Company has not yet completed all designing, coding and testing activities, management has determined that technological feasibility has not yet been reached.

We test IPR&D for impairment at least annually, (in the fourth quarter) or more frequently if we determine an event or changes in circumstances indicate that it is more likely than not that it is impaired, until such time as the research and development efforts are completed or abandoned. If the research and development efforts are abandoned, the related costs will be written off in the period of such determination. We may elect to utilize a qualitative assessment to evaluate whether it is more likely than not the fair value of the IPR&D is less than the carrying value and if so, we perform a quantitative test. The Company determines fair value by discounting projected future cash flows of the IPR&D asset. Any impairment loss is recognized in our results of operations. We performed our annual impairment test of the IPR&D by performing a qualitative assessment and did not identify any indicators of impairment.

Revenue Recognition

Revenue Recognition

In addition to advancing the commercialization of its SMR, the Company provides engineering services to customers.

The Company recognizes fixed price contract revenue with multiple performance obligations as each obligation is completed. The Company allocates the transaction price to each performance obligation using an estimate of the stand-alone selling price of each distinct service in the contract. Revenue recognized on contracts that have not been billed to customers is classified as a current asset under accounts receivable on the balance sheet. Amounts billed to clients in excess of revenue recognized are classified as a current liability under deferred revenue.

The Company recognizes time and material contracts revenue over time, matching continuous transfer of control to the customer. The Company accounts for these contracts as a single performance obligation and recognizes revenue using the percentage-of-completion method, based primarily on contract cost incurred to date compared to total estimated contract cost. The percentage-of-completion method (an input method) is the most faithful depiction of the Company’s performance because it directly measures the value of the services transferred to the customer. Changes to total estimated contract cost or losses, if any, are recognized in the period in which they are determined as assessed at the contract level. Pre-contract costs are expensed as incurred unless they are expected to be recovered from the client.

The Company excludes from its measurement of transaction prices all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers. Accordingly, such tax amounts are not included as a component of revenue or cost of sales.

Customer payments on contracts are typically due within 30 days of billing, depending on the contract.

The Company generally provides limited warranties for work performed under its engineering contracts. The warranty periods typically extend for a limited duration following substantial completion of the Company’s work on a project. Historically, warranty claims have not resulted in material costs incurred.

Fair Value Measurement

Fair Value Measurement

The Company measures certain financial assets and liabilities at fair value. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the Company uses a three-level hierarchy, which prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach and cost approach).

The levels of hierarchy are described below:

Level 1	Quoted prices in active markets for identical instruments;
Level 2

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

Level 3	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Financial assets and liabilities are classified in their entirety based on the most stringent level of input that is significant to the fair value measurement.

The carrying amount of certain financial instruments, including prepaid expenses and deposits, accounts payable, accrued expenses and convertible note payable approximates fair value due to their short maturities.

Property, Plant and Equipment

Property, Plant and Equipment

All additions, including betterments to existing facilities, are recorded at cost. Maintenance and repairs are charged to expense as incurred. When assets are retired or otherwise disposed of, the cost of the assets and the related accumulated depreciation is derecognized with any gain or loss recorded in the year of disposition.

Depreciation is based on the estimated useful lives of the assets using the straight-line method. Furniture and fixtures are depreciated over useful lives of seven years. Computer software is depreciated over useful lives of three to five years. Office and computer equipment is depreciated over useful lives of five years. Test equipment is depreciated over useful lives of five years. Leasehold improvements are depreciated over the shorter of their estimated useful life or the remaining term of the associated lease.

Internal Use Software

Internal Use Software

The costs associated with developing, purchasing or otherwise acquiring software for internal use are capitalized and amortized over the expected useful life of three years. During 2021 and 2020, software purchased from third parties and capitalized (including items in development and not yet in service) was $2,115 and $3,307, respectively.

Leases

Leases

The Company recognizes right-of-use assets and lease liabilities for leases with terms greater than 12 months. Leases are classified as either finance or operating leases. This classification dictates whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. As of December 31, 2021 and 2020, the Company has only operating leases.

The Company’s right-of-use assets relate to office facilities, some of which include one or more options to renew, with renewal terms that can extend the lease term up to 5 years. The exercise of the lease renewal is at the Company’s discretion. Renewal periods are included in the expected lease term if they are reasonably certain of being exercised by the Company. None of the Company’s lease agreements contain material residual value guarantees or material restrictions or covenants.

Long-term leases (leases with initial terms greater than 12 months) are capitalized at the present value of the minimum lease payments not yet paid. The Company uses its incremental borrowing rate to determine the present value of the lease when the rate implicit in the lease is not readily determinable.

Short-term leases (leases with an initial term of 12 months or less or leases that are cancelable by the lessee and lessor without significant penalties) are not capitalized but are expensed on a straight-line basis over the lease term. The Company’s short-term leases relate to office facilities or office equipment.

Long-Lived Assets

Long-Lived Assets

Long-lived assets including primarily property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. If this review indicates that the carrying amount will not be recoverable, as determined based on comparing the estimated undiscounted future cash flows to the carrying amount, impairment is measured by comparing the carrying amount to fair value. No impairment charges were incurred for the years ended December 31, 2021 and 2020.

Goodwill

Goodwill

Goodwill is the excess of the purchase price paid over the fair value of the net assets of a business acquired in a purchase business combination. Goodwill is not amortized. We evaluate goodwill for impairment at least annually (in the fourth quarter), or more frequently if we determine an event or changes in circumstances indicate that it is more likely than not that it is impaired. We may elect to utilize a qualitative assessment to evaluate whether it is more likely than not that the fair value of the reporting unit is less than the carrying value and if so, we perform a quantitative test. Should the quantitative test be used, we compare the carrying value of net assets to the estimated fair value of the Company, as we have one reporting unit. If the carrying value of the Company exceeds its fair value, an impairment loss (limited to the total amount of goodwill) is recognized in our results of operations. We completed our annual goodwill impairment evaluation using a qualitative assessment, resulting in no impairment.

Mezzanine Equity

Mezzanine Equity

The Company has issued equity units that feature certain redemption rights at the option of the holder and upon an event outside the control of the Company. Accordingly, those units are presented as mezzanine equity, outside of members’ equity at their issuance date fair value. The Company assesses whether the equity units have become redeemable or the probability that the equity units will become redeemable in determining whether to record subsequent changes to fair value.

Equity-Based Compensation

Equity-Based Compensation

Equity-based compensation is measured using a fair value-based method for all equity-based awards. The cost of awarded equity instruments is recognized based on each instrument’s grant-date fair value over the period during which the grantee is required to provide service in exchange for the award. The straight-line recognition method is used for awards subject to graded vesting based only on a service condition. The determination of fair value requires significant judgment and the use of estimates, particularly with regard to Black-Scholes assumptions such as stock price volatility and expected option lives to value equity-based compensation. Equity-based compensation is recorded as both a general and administrative (“G&A”) expense and other expense in the statements of operations.

Segment Information

Segment Information

The Company has determined that its Chief Executive Officer (“CEO”), Chief Operating Officer (“COO”) and Chief Financial Officer (“CFO”) are its chief operating decision makers (“CODMs”). The CODMs review financial information presented for purposes of assessing performance and making decisions on how to allocate resources at the overall company level. The Company has determined that it currently operates in a single segment, though it will periodically revisit the information used by its CODMs to allocate resources and to manage the operations as it nears commercialization and deployment of its NPMs.

Income Taxes

Income Taxes

The Company is a limited liability company that is treated as a partnership for tax purposes with each of the members accounting for their share of the tax attributes and liabilities. Accordingly, there are no current or deferred income tax amounts recorded in these financial statements. Additionally, there are no tax uncertainties and no years which are open for examination by tax authorities.

Research and Development

Research and Development

Research and development expenses represent costs incurred for designing and engineering products, including the costs of developing design tools. All research and development costs related to product development are expensed as incurred.